PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Less accumulated amortization	$ (149,535)	$ (138,637)	$ (95,119)
Intangible assets, net	896,211	900,472	894,510
Intellectual Property [Member]
Intellectual Property	814,582	814,582	814,582
Patents [Member]
Intellectual Property	$ 231,165	$ 224,527	$ 175,047